RETIREMENT BENEFITS - Interest Crediting Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Weighted average interest crediting rate	1.80%	1.45%	2.25%
Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Weighted average interest crediting rate	1.61%	1.60%	1.61%